Accruals and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of accruals and other payables

	2025	2025	2024
	US$	HK$	HK$

Accruals	2,266,537	17,641,133	19,335,471
Other payables (Note a)	1,224,874	9,533,568	5,740,176

	3,491,411	27,174,701	25,075,647

Note a:	Other payables included HK$2,117,082 (2024: HK$2,290,851) related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.